Expense Example - Select STOXX Europe Aerospace & Defense ETF - Select STOXX Europe Aerospace & Defense ETF	Aug. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 161